SEGMENTED INFORMATION (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure of operating segments [abstract]
Schedule of reportable operating segments
	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	687,381	687,381
Cost of sales	-	(758,749)	(758,749)
Operating expenses	-	(318,682)	(318,682)
Other income (expenses)	(442,585)	(153,206)	(595,791)
Taxes	-	(1,621)	(1,621)
Segment loss	(442,585)	(544,877)	(987,462)

Corporate expenses:
Operating expenses			(1,759,084)
Other income (expenses)			(4,753,687)
Foreign currency translation			398,892
Comprehensive loss for the year			(7,101,341)

Capital expenditures:
Intangible assets	-	79,808	79,808
Goodwill	-	3,585,883	3,585,883